UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer             New York, New York             November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $2,519,682
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number         Name

1.    28-10575                     Delta Offshore, Ltd.
2.    28-10576                     Delta Institutional, LP
3.    28-10829                     Trafelet & Company Advisors, LLC
4.    28-11644                     Delta Onshore, LP
5.    28-11648                     Delta Pleiades, LP


                                                    FORM 13F INFORMATION TABLE

                                                      Trafelet & Company, LLC
                                                        September 30, 2006



COLUMN 1                       COLUMN  2    COLUMN 3     COLUMN 4            COLUMN 5     COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                     VALUE     SHRS OR   SH/  PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION     MGRS      SOLE  SHARED   NONE
--------------                 --------     -----       --------   -------   ---  ----  ----------     ----      ----  ------   ----
AMR CORP                       COM          1765106      173774   7509700    SH         SHARED-DEFINED 1,2,3,4,5  0    7509700   0
AMR CORP                       COM          1765106        4281    185000         CALL  SHARED-DEFINED 1,2,3,4,5  0     185000   0
AMR CORP                       COM          1765106       92560   4000000         CALL  SHARED-DEFINED 1,2,3,4,5  0    4000000   0
ARMOR HOLDINGS INC             COM          42260109      93522   1631300    SH         SHARED-DEFINED 1,2,3,4,5  0    1631300   0
BANKRATE INC                   COM          06646V108     46549   1752600    SH         SHARED-DEFINED 1,2,3,4,5  0    1752600   0
BE AEROSPACE INC               COM          73302101      26363   1250000    SH         SHARED-DEFINED 1,2,3,4,5  0    1250000   0
BELDEN CDT INC                 COM          77454106      72182   1888100    SH         SHARED-DEFINED 1,2,3,4,5  0    1888100   0
BON-TON STORES INC             COM          09776J101     44396   1492800    SH         SHARED-DEFINED 1,2,3,4,5  0    1492800   0
CANADIAN NAT RES LTD           COM          136385101    111552   2447400    SH         SHARED-DEFINED 1,2,3,4,5  0    2447400   0
CONSOL ENERGY INC              COM          20854P109    314774   9920400    SH         SHARED-DEFINED 1,2,3,4,5  0    9920400   0
COOPER TIRE & RUBR CO          COM          216831107     38368   3813900    SH         SHARED-DEFINED 1,2,3,4,5  0    3813900   0
GILDAN ACTIVEWEAR INC          COM          375916103    190273   3926400    SH         SHARED-DEFINED 1,2,3,4,5  0    3926400   0
GMX RES INC                    COM          38011M108     21673    690400    SH         SHARED-DEFINED 1,2,3,4,5  0     690400   0
GOOGLE INC                     CL A         38259P508     52247    130000    SH         SHARED-DEFINED 1,2,3,4,5  0     130000   0
HORIZON LINES INC              COM          44044K101     17652   1057000    SH         SHARED-DEFINED 1,2,3,4,5  0    1057000   0
INPHONIC INC                   COM          45772G105     25922   3273000    SH         SHARED-DEFINED 1,2,3,4,5  0    3273000   0
INTERCONTINENTALEXCHANGE INC   COM          45865V100     96090   1280000    SH         SHARED-DEFINED 1,2,3,4,5  0    1280000   0
JARDEN CORP                    COM          471109108     35608   1080000    SH         SHARED-DEFINED 1,2,3,4,5  0    1080000   0
MASSEY ENERGY CORP             COM          576206106     46068   2200000         PUT   SHARED-DEFINED 1,2,3,4,5  0    2200000   0
NII HLDGS INC                  CL B NEW     62913F201    117075   1883444    SH         SHARED-DEFINED 1,2,3,4,5  0    1883444   0
NRG ENERGY INC                 COM NEW      629377508    203093   4483300    SH         SHARED-DEFINED 1,2,3,4,5  0    4483300   0
NUTRI SYS INC                  COM          67069D108     82534   1325000    SH         SHARED-DEFINED 1,2,3,4,5  0    1325000   0
OPENWAVE SYS INC               COM NEW      683718308     17784   1900000    SH         SHARED-DEFINED 1,2,3,4,5  0    1900000   0
PRECISION CASTPARTS CORP       COM          740189105     71731   1135700    SH         SHARED-DEFINED 1,2,3,4,5  0    1135700   0
PRECISION CASTPARTS CORP       COM          740189105     41054    650000         CALL  SHARED-DEFINED 1,2,3,4,5  0     650000   0
PRIDE INTL INC DEL             COM          74153Q102     60324   2200000    SH         SHARED-DEFINED 1,2,3,4,5  0    2200000   0
RADIOSHACK CORP                COM          750438103     11580    600000    SH         SHARED-DEFINED 1,2,3,4,5  0     600000   0
ULTRA PETROLEUM CORP           COM          903914109     72713   1511400    SH         SHARED-DEFINED 1,2,3,4,5  0    1511400   0
ULTRA PETROLEUM CORP           COM          903914109     36083    750000         CALL  SHARED-DEFINED 1,2,3,4,5  0     750000   0
US AIRWAYS GROUP INC           COM          90341W108    245304   5533600    SH         SHARED-DEFINED 1,2,3,4,5  0    5533600   0
WALTER INDS INC                COM          93317Q105     48822   1143900    SH         SHARED-DEFINED 1,2,3,4,5  0    1143900   0
WILLIAMS-SONOMA INC            COM          969904101      7731    238700    SH         SHARED-DEFINED 1,2,3,4,5  0     238700   0

SK 03388 0003 717554